Borrowings - Short-term and long-term borrowings (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Long-term borrowings from banks and other financial institutions [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	¥ 472,328	¥ 187,692
Bonds and notes issued [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	811,118	903,662
Short-term borrowings [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	¥ 119,682	¥ 144,920